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                   The Prudential Investment Portfolios, Inc.
                          Prudential 20/20 Focus Fund
                Prudential Short-Term Corporate Bond Fund, Inc.
                             Prudential Value Fund
                          Prudential Tax-Managed Funds
                        Prudential High Yield Fund, Inc.
                         Prudential Municipal Bond Fund
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                  Supplement dated February 6, 2003 to the
  Prospectuses and Statements of Additional Information (each an SAI) dated as shown below.

   The following information amends the section entitled 'How to Buy, Sell and Exchange Shares of the Funds--Waiving Class C's Initial Sales Charge' of the Prospectus for each of the Funds listed below and amends the section of each Fund's SAI entitled 'Purchase, Redemption and Pricing of Fund Shares--Waiver of Initial Sales Charge--Class C Shares.' The information in this Supplement supersedes any contrary information that may be contained in each Fund's Prospectus or SAI.

   The information in this Supplement modifies the information in the supplement dated January 9, 2003 to the Prospectuses and SAIs of the Funds listed below.

   Limited Offer. As of February 7, 2003, the limited offer whereby investors can purchase Class C shares of the Funds without an initial sales charge will no longer be available.

                                   *   *   *

   The information in this Supplement relates to the following Prospectuses and
SAIs:

                                                                             Date of
Fund Name                                                                    Prospectus/SAI
--------------------------------------------------------------------------   ------------------
The Prudential Investment Portfolios, Inc.................................   November 27, 2002
   Prudential Jennison Equity Opportunity Fund
   Prudential Jennison Growth Fund

Prudential 20/20 Focus Fund...............................................   March 25, 2002

Prudential Short-Term Corporate Bond Fund, Inc............................   March 28, 2002
   Income Portfolio

Prudential Value Fund.....................................................   December 30, 2002

Prudential Tax-Managed Funds..............................................   December 30, 2002
   Prudential Tax-Managed Equity Fund

Prudential High Yield Fund, Inc...........................................   March 1, 2002

Prudential Municipal Bond Fund............................................   June 28, 2002
   High Income Series

MF2003C2